Intangible assets	6 Months Ended
Jun. 30, 2026
Intangible assets
Intangible assets

10. Intangible assets

Service
As of December 31, 2025 and June 30, 2026	agreement
Cost	182,348
Accumulated depreciation	(182,348)
Net book value	—

The service agreement relates to staff and infrastructure provided by Neurosterix Pharma Sàrl at zero cost in accordance with the Neurosterix Transaction and initially valued at CHF 182,348 (note 21). The depreciation charge was recognized at the rate at which these services were provided during the closing period ended December 31, 2024. As of January 1, 2025, the agreement was not formally renewed. However, Neurosterix agreed to provide the Group with access to certain employees and infrastructure at zero cost. The fair value of the services received at zero cost recognized as other income and other operating expenses for the three-month and six-month periods ended June 30, 2026, amounted to CHF 9,948 and 17,639 respectively (CHF 34,505 and CHF 105,560, respectively for the three-month and six-month periods ended June 30, 2025).